Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 2,612	$ 2,398
Items not requiring (providing) cash
Depreciation and amortization	981	946
Amortization of ESOP and share-based compensation plans	198	213
Net change in other assets and other liabilities	7,170	5,599
Net cash provided by operating activities	(943)	(599)
Financing Activities
Purchase of treasury stock	(70)	(63)
Net cash used in financing activities	(51,786)	19,883
Net Change in Cash and Cash Equivalents	(51,634)	59,427
Cash and Cash Equivalents, Beginning of Year	75,108	15,681
Cash and Cash Equivalents, End of Year	23,474	75,108
Parent Company
Operating Activities
Net income	2,612	2,398
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(326)	(281)
Amortization of ESOP and share-based compensation plans	364	408
Net change in other assets and other liabilities	(357)	(724)
Net cash provided by operating activities	2,305	1,813
Financing Activities
Dividends paid to stockholders	(1,556)	(2,253)
Purchase of treasury stock	(70)	(63)
Shares purchased for deferred compensation plan	0	121
Net cash used in financing activities	(1,626)	(2,195)
Net Change in Cash and Cash Equivalents	679	(382)
Cash and Cash Equivalents, Beginning of Year	1,438	1,820
Cash and Cash Equivalents, End of Year	$ 2,117	$ 1,438